Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and bank deposits	R$ 121,660	R$ 116,123
Cash equivalents	47,375	370,135
Total	R$ 169,035	R$ 486,258	R$ 662,830	R$ 1,645,425